Jhaveri Value Fund
                                 (216) 356-1565



November 3, 1997


Dear Fellow Shareholders:

Enclosed is JVF's semi-annual report for the period ended September 30, 1997. Last Monday's decline presented some great values. We invested close to $1.5 million on Monday and Tuesday and our cash position from over 41% to 33%. The NAV as of October 31, 1997 was $15.46 and the Total Net Assets were $14.5 million. The Fund is up 42.7% since inception on May 1, 1995. Year to date the Fund is up 23%. This 1997 return on investment was achieved with an average cash position of 31%. With this high cash position, the risk adjusted return is much higher than the 23% because of reduced market exposure.

Market Outlook:

As I have described in my previous letters, financial markets throughout the world are fundamentally overvalued and technically overextended, waiting for a financial accident to trigger a meaningful correction. The currency crisis in Thailand snowballed into a crisis in Indonesia, Malaysia, South Korea, Taiwan, China, Japan, and culminating in a dramatic 45% crash in the Hong Kong stock market. All the markets in southeast Asia plunged which spread like a wildfire in Europe, South America, Mexico, and result finally the U.S. If the Pacific Rim growth slows from 10% to 2% as a of the currency devaluation and stock markets' decline, it will slow the world GDP growth and earnings growth. However, most economists estimate only a modest impact on the U.S. economy and predict it will not derail the U.S. expansion, now six and a half years old, the reduced third longest on record.

This is not the first time foreign markets have exploded in investors' faces. Foreign markets expose investors to additional currency and political risk. For these reasons, JVF invests in domestic stocks, U.S. multinational companies, and foreign stocks traded as ADR's on U.S. exchanges.

With the last sell-off, market psychology has shifted from "Glass half full" to "Glass half empty". Since the market is priced to perfection, the market has become very sensitive to negative surprises and good news has to be better than market expectations. However, the strong economic fundamentals resulting from worldwide privatization, deregulation, and the growth of information and telecommunication technology will keep the market in a trading range with increased volatility. We expect the peak to trough volatility to be less than 15% with the a Dow Jones Industrial trading range of 7200 - 8400.

We will continue to buy undervalued securities which typically have low downside risk and sell the stock from our portfolio which have reached full valuation. Thus, following our low-risk "buy-sell-hold" strategy comprised of 1) Stock Selection Valuation Model and 2) Risk Management Model has provided good performance and achieved our twin goals of long term capital appreciation and preservation of capital.

Sincerely,



Ramesh C. Jhaveri                                             Saumil R. Jhaveri
Chief Executive Officer                                       President

                             Schedule of Investments
                             Jhaveri Value Fund, Inc
                               September 30, 1997

COMMON STOCK - 58.33%

    Units   Description                         Value

Auto Parts-Retail/Wholesale - 0.44%
      500   Autozone Inc                       14,938
    2,100   Discount Auto Parts                50,400
                                            ---------
                                               65,338

Auto/Truck Replace/Orig Parts - 0.94%
    6,200   Exide Corp                        140,663
                                            ---------

Automobile-Manufacturing - 0.24%
      600   Chrysler Corp                      22,088
      200   General Motors Corp                13,387
                                            ---------
                                               35,475

Beverage-Alcoholic/Soft Drink - 0.10%
      400   Seagram Co. Ltd                    14,100
                                            ---------

Broadcasting-Radio/TV/Cable - 0.36%
      660   Asend Communications               21,368
    1,000   Cabletron Systems Inc *            32,000
                                            ---------
                                               53,368

Building Products-Retail/Whole - 0.12%
    1,400   Building Materials                 18,288
                                            ---------

Building-Heavy Construction - 2.40%
   15,500   Empresas Ica Socie-
            Dad Sa ADR                        272,219
   16,600   Grupo Tribasa Sa ADR               85,075
                                            ---------
                                              357,294

Commercial Services - 0.83%
      500   Checkpoint System Inc               7,313
    6,400   First Alert Inc                    19,200
    2,300   Physicians Resource Group          26,019
    4,200   Sensormatic Electronics Corp       59,325
    1,000   Ultrak Inc                         12,250
                                            ---------
                                              124,107

Computer Graphics - 2.49%
    5,500   Diamond Multimedia Systems         67,375
    3,300   Mentor Graphics                    40,013
   18,000   Scitex Corp Ltd. Ord Israel       229,500
    1,300   Silicon Graphics Inc *             34,125
                                              -------
                                              371,013

Computer Integrated Systems - 0.50%
    5,000   System Software Assoc. Inc         73,750
                                               ------

    Units   Description                         Value

Computer Services - 0.50%
   14,300   Intelligent Electronics Inc        73,288

Computer Software - 3.53%
   13,200   Acclaim Entertainment Inc *        66,825
   17,900   Banyan Systems Inc                 43,631
    1,500   Filenet Corp *                     23,250
    4,700   FTP Software Inc                   18,213
    6,300   Informix Corp *                    44,100
      800   Integrated Systems Inc             19,750
    6,300   Learning Inc                       94,106
    6,500   Macromedia Inc                     78,406
    9,300   Netmanage Inc                      35,166
    6,000   Novell Inc *                       53,813
    2,500   Wall Data Inc                      48,125
                                            ---------
                                              525,385

Computer-Local Network - 1.40%
    1,000   3Com Corp *                        51,250
    1,500   Fore Systems                       29,531
    3,200   Madge Networks N.V.                24,000
      900   Netcom On-Line                     10,913
    7,000   Shiva Corp                         93,188
                                            ---------
                                              208,882

Computer-Mainframes - 0.58%
    5,600   Unisys Corp                        86,100
                                            ---------

Computer-Mini/Micro - 1.48%
    3,800   Apple Computer Inc                 82,413
    3,200   Digital Equipment                 138,600
                                            ---------
                                              221,013

Computer-Peripheral Eqpmt - 0.80%
    5,000   Alliance Semiconductor             49,375
    1,000   HMT Tech Corp                      15,687
    8,000   Proxima Corp                       54,000
                                            ---------
                                              119,062

Container-Metal/Glass - 0.09%
      300   Crown Cork & Seal Co               13,837
                                            ---------

Cosmetics & Personal Care - 0.12%
      200   Gillette Co.                       17,263
                                            ---------

    Units   Description                         Value

Diversified Operation - 1.43%
      900   Corning Inc Glass Works            42,525
    5,500   Ikon Office Solutions             140,594
    1,700   Sybase Inc                         30,600
                                            ---------
                                              213,719

Electronic Products/Misc - 0.32%
      400   Hitachi Ltd                        35,275
      500   Inco Ltd                           12,531
                                            ---------
                                               47,806
Electronic-Semiconductors - 2.43%
    4,700   Chips & Technologies               75,200
    2,900   Cirrus Logic Inc *                 42,050
    2,000   Cypress Semiconductor *            31,000
      700   DSP Communications                 14,656
    1,800   Integrated Device Technology Inc   21,713
    5,200   Integrated Silicon Solution        57,850
      300   Motorola Inc                       21,563
      800   Micron Technology Inc              27,800
    3,500   Network Peripherals Inc            19,687
      200   Oak Technologoy                     2,400
    6,000   Opti Inc                           44,625
    6,200   Tseng Labs Inc                     25,187
                                            ---------
                                              383,731

Fertilizers - 0.21%
    2,400   Freeport Mcmoran Res. Ptnrs Lp     30,750

Finance-Consumer Loans - 0.36%
    4,700   Arcadia Financial Ltd.             53,463
                                            ---------

Finance-Mortgage & Rel Svcs - 0.30%
      800   Aames Financial Corp               12,950
    3,200   Cityscape Financial                31,400
                                            ---------
                                               44,350

Financial Services Misc - 0.66%
      900   Advanta Corp Cl A                  26,213
   10,200   Medaphis Corp                      72,675
                                            ---------
                                               98,888

Food-Misc Preparation - 3.04%
    1,351   Archer Daniels-Midland Co.         32,347
   26,100   Chiquita Brands Intl Inc          420,863
                                              -------
                                              453,210

Funeral Services & Related - 0.09%
      500   Loewen Group                       13,781
                                            ---------

Household Appliances - 0.07%
      600   Singer Co.                         10,313
                                            ---------

    Units   Description                         Value

Housewares - 0.95%
      500   Rubbermaid Inc                     12,781
    9,100   Shaw Industries Inc               114,319
      500   Tupperware Corp                    14,063
                                            ---------
                                              141,163

Insurance-Life/Property/Casual - 0.16%
      300   Aetna Life & Casualty Co           24,431
                                             --------

Lasers-Systimes/Componenets - 0.36%
      500   Cymer, Inc                         13,687
    5,500   Summit Technology Inc              40,563
                                            ---------
                                               54,250
Leisure Products - 0.27%
    3,800   Oakley Inc                         40,850
                                            ---------

Leisure Services - 0.27%
    1,000   Aztar Corp                          7,375
    2,500   Hollywood Entertainment            32,656
                                            ---------
                                               40,031

Machinery-Electrical Eqpmt - 0.86%
    4,750   Westinghouse Electric Corp        128,547
                                             --------

Medical Instruments/Products - 0.30%
    1,800   Idexx Laboratories Inc *           30,150
      500   U.S. Surgical Corp                 14,625
                                            ---------
                                               44,775

Medical-Biomed/Genetics - 0.61%
      700   Amgen Inc *                        33,556
      700   Biogen Inc *                       22,706
    5,000   Liposome Inc *                     34,688
                                            ---------
                                               90,950

Medical-Drugs - 0.81%
    5,500   Carter Wallace Inc                 91,438
      700   Perrigo Co                         11,025
      500   Pharmacia Upjohn                   18,250
                                            ---------
                                              120,713

Medical-Generic Drugs - 1.09%
    2,900   Copley Pharmaceutical              20,300
    8,000   Ivax Corporation                   95,500
    2,100   Mylan Laboratories Inc             47,119
                                            ---------
                                              162,919

Medical-Health Maint Org - 1.23%
    1,600   Columbia/Hca Healthcare Corp       46,000
    1,300   Humana Inc                         30,956
    4,962   Olsten Corp                        92,107
    1,000   PHP Healthcare Corp                14,625
                                            ---------
                                              183,688

    Units   Description                         Value

Medical-Outpatient/Home Care - 0.47%
      800   Apria Healthcare Group             10,800
   12,100   Coram Healthcare *                 59,744
                                            ---------
                                               70,544

Metal Ores-Gold/Non Ferrous - 0.69%
      400   ASA Limited                        12,325
    6,000   Pegasus Gold Inc                   33,750
    3,000   Placer Dome Inc                    57,375
                                            ---------
                                              103,440

Oil & Gas Production/Pipeline - 0.10%
      400   Enron Corp                         15,400
                                            ---------


Oil & Gas-Us Explore & Prod - 0.47%
    6,100   Chesapeake Energy                  69,388
                                            ---------

Oil & Gas-Us Integrated - 0.07%
      400   Occidental Petroleum               10,375
                                            ---------

Oil Refining & Marketing - 0.07%
      600   Quaker State Corp                  10,237
                                            ---------

Photo Equipment & Supplies - 0.61%
    1,400   Eastman Kodak Co.                  90,913
                                             --------

Pollution Control-Eqpmt/Svcs - 0.42%
    2,600   Safety-Kleen Corp                  62,237
                                            ---------

Publishing-Books/News/Periodic - 0.69%
    2,600   Scholastic Corp                   102,700
                                            ---------

Retail-Apparel/Shoe - 0.37%
    1,000   Ann Taylor Stores Corp             14,875
    1,600   Designs Inc *                       7,600
      700   Gucci Group NV                     32,813
                                            ---------
                                               55,288

Retail-Consumer/Electric - 0.91%
    5,500   Best Buy Co. Inc *                135,781
                                            ---------

Retail-Department Stores - 4.32%
   46,000   K Mart Corporation                644,000
                                            ---------

Retail-Discount & Variety - 0.79%
    5,300   Woolworth Corp                    117,263
                                            ---------

Retail-Diversified/Misc - 0.53%
    3,700   Petsmart Inc                       38,387
    1,200   Sports Authority Inc               22,350
    2,300   Sunglass Hut Intl Inc              17,825
                                            ---------
                                               78,562

    Units   Description                         Value

Retail-Food & Restaurant - 1.44%
    5,700   Boston Chicken                     84,075
    5,900   Fleming Companies Inc             108,044
      600   Lone Star Steakhouse               12,525
    1,900   Shoneys Inc                         9,381
                                            ---------
                                              214,025

Retail-Home Furnishings - 0.39%
    7,600   Bombay Co Inc                      58,425
                                            ---------

Retail/Wholesale-Jewelry - 0.07%
    2,500   Service Merchandise Co Inc         10,313

Retail/Wholesale-Office Supplies - 0.28%
      800   Corp Express                       16,900
      500   Office Depot Inc *                 10,094
    1,000   Office Max                         15,187
                                            ---------
                                               42,181

Rubber-Tires - 0.21%
    1,200   Cooper Tire & Rubber Co.           31,875
                                            ---------

Shoes & Related Apparel - 0.64%
      900   Brown Group Inc                    16,369
    2,000   Fila Holdings                      61,875
    1,300   Stride Rite Corp                   17,631
                                            ---------
                                               95,875

Soap & Cleaning Preparations - 0.10%
    1,200   USA Detergents, Inc                15,450
                                             --------

Steel-Producers - 2.56%
   18,800   Bethlehem Steel Corp              193,875
                                            ---------
    3,500   Birmingham Steel                   60,594
    2,900   LTV Corp New                       36,794
    7,000   WHX Corp                           91,000
                                            ---------
                                              382,263

Telecommunication Equipment - 3.31%
   10,200   Antec Corp                        119,850
    1,400   California Microwave Inc *         28,000
    3,300   Glenayre Tech                      55,275
    5,500   Picturetel Corp                    57,063
    5,900   Scientific-Atlanta Inc            133,488
   12,982   Vtel Corporation                   99,799
                                            ---------
                                              493,475

Telecommunications Services - 0.76%
      400   American Telephone & Telegraph     17,700
      700   Frontier Corp                      16,100
      500   Hongkong Telecom                   11,188
      900   LCI Intl.                          23,963
    1,500   MCI Communications Corp            44,063
                                            ---------
                                              113,014

    Units   Description                         Value

Textile-Apparel/Mill Products - 0.45%
    1,700   Fruit Of The Loom Inc Cl A *       47,813
    4,700   Starter Corp                       19,681
                                             --------
                                               67,494

Transportation-Equip/Leasing - 0.39%
    2,000   Wabash National Corp               57,875
                                             --------

Transportation-Truck - 0.59%
    4,600   American Freightways *             87,400
                                            ---------

Utility-Electric Power - 3.39%
   14,900   Centerior Energy                  170,419
      500   Consolidated Edison Co N Y Inc     17,000
    1,300   Edison Intl                        32,825
    1,600   Entergy Corp New                   41,700
      400   Florida Progress Corp              13,200

* Non Income Producing.





    Units   Description                         Value

    4,000   Niagara Mohawk                     38,250
    9,100   Northeast Utility                  88,156
    4,000   PG & E Corp                        92,750
      400   Public Services Enterprises        10,300
                                             --------
                                              504,600

Utility-Telephone - 0.36%
      800   British Telecommunications         53,300
                                             --------

Total Common Stocks
     (Cost $7,437,770)                     $8,694,257
                                          ===========

SHORT TERM INVESTMENTS - 41.83%

6,234,808   Star Treasury Fund              6,234,808
                                          -----------

Total Short Term Investments
     (Cost $6,234,808)                      6,234,808
                                          ===========

Other assets less liabilities - (0.16)%      (24,728)
                                          -----------

Total Net Assets - 100.00%               $14,904,337
                                         ===========

                               JHAVERI VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout the period

                                            For the       For the year     For the period
                                           six months        ended        5/1/95* through
                                         ended 9/30/97      3/31/97           3/31/96

Net asset value - beginning of period        $12.64         $12.38            $12.00

INCOME FROM INVESTMENT OPERATIONS

Net investment income (loss)                   (.03)          (.11)              .00
Net gain on investments both
    realized and unrealized                    3.38           1.27               .79
                                             -------         ------           ------

Total from investment operations               3.35           1.16             12.79

LESS DISTRIBUTIONS

Dividends from net investment income              -              -              (.04)
Dividends from capital gains                      -           (.90)             (.37)
                                            -------          ------          --------

Net asset value - end of period              $15.99         $12.64            $12.38
                                            =======        =======            =======

Total Return                                  26.50%          9.23%             7.45%**

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000's)         14,904         11,104             9,124
Ratio of expenses to average net assets        2.50%**        2.50%             2.50%**
Ratio of net investment income (loss)
    to average net assets                      (.45)%**       (.87)%            (.02)%**
Portfolio turnover rate                       47.76%         54.48%            45.23%
Average commission rate paid                 .04533          .0363                 -

*Commencement of Operations
**Annualized

                               JHAVERI VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITES
                               September 30, 1997

ASSETS

Investments in securities at value ($13,672,570)                     14,929,065
Receivable for securities sold                                           53,963
Receivable for dividend interest                                         27,236
                                                                   ------------
Total assets                                                         15,010,264

LIABILITIES

Payable for investment securities purchased                              75,655
Payable for Fund shares redeemed                                              0
Accrued operating expenses & other                                       30,272
                                                                   ------------
Total Liabilities                                                       105,927

NET ASSETS

Net assets (equivalent to $15.99 per share based on
    932,337 shares of capital stock outstanding)                     14,904,337
                                                                   ============

Composition of Net Assets:

Paid in capital                                                      11,470,893
Accumulated net realized gain on investments                          2,206,157
Undistributed net investment income                                     (29,208)
Net unrealized appreciation/(depreciation) on investments             1,256,495
                                                                    ------------

NET ASETS, SEPTEMBER 30, 1997                                        14,904,337
                                                                    ============

    The accompanying notes are an integral part of these financial statements

                               JHAVERI VALUE FUND
                             STATEMENT OF OPERATIONS
                                 For six months
                                  ended 9/30/97



INVESTMENT INCOME

Interest                                                                 96,705
Dividends                                                                37,096
                                                                     -----------
Total Investment Income                                                 133,801
                                                                     -----------

EXPENSES

Operating Expenses (Note 3)                                             163,009
                                                                     -----------

Net investment income/(loss)                                            (29,208)
                                                                     -----------

Net realized gain on securities transactions                          1,715,119

Net change in unrealized appreciation/(depreciation)
     on investments                                                   1,401,678
                                                                     -----------

Net gain on investments                                               3,116,797

Net increase in net assets resulting from operations                  3,087,589
                                                                     ===========


    The accompanying notes are an integral part of these financial statements

                               JHAVERI VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                           For the six         For the year
                                                           months ended           ended
                                                              9/30/97            3/31/97

INCREASE IN NET ASSETS FROM OPERATIONS:

Net investments income (loss)                                 $(29208)          $(91,581)
                                                          -------------        ------------

Net realized gain on securities transactions                1,715,119          1,118,701

Net change in unrealized appreciation/(depreciation)
     of investments                                         1,401,678            (98,063)
                                                          ------------        ------------

Net increase in net assets resulting from operations        3,087,589            929,057
                                                          ------------        ------------

DISTRIBUTION TO SHAREHOLDERS:

From net investment income                                          0                  0
From net realized gain investments                                  0           (731,713)

FUND SHARE TRANSACTIONS:

Net proceeds from shares sold                               1,181,894          1,883,314
Dividends reinvested                                                0            730,776
Payment for shares redeemed                                  (379,516)          (921,415)
                                                          -------------        ------------

Net increase in net assets from fund share transactions       802,378          1,692,675
                                                          -------------        ------------

Net increase in net assets                                  3,889,967          1,890,019
                                                          -------------        ------------

NET ASSETS:

Beginning of period                                        11,014,370          9,124,351
                                                          -------------        -----------

End of period                                             $14,904,337        $11,014,370
                                                          =============      =============

    The accompanying notes are an integral part of these financial statements

                               JHAVERI VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997

Note 1. Organization

The Jhaveri Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management Investment Company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the "Fund").

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes-The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other-The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3. Investment Advisory Agreement

The Trust has an investment advisory agreement with Investments Technology, Inc Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. They, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. The rate of the advisory fees paid by most investment companies to their investment advisers is lower than the rate of the advisory fees paid by the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended September 30, 1997, the adviser has received a fee of $163,009 from the Fund.

Note 4. Distributions to Shareholders

On December 13, 1996, a distribution of $0.90 aggregating $731,713 was declared from net realized gains from investment transactions (including $0.71 applicable to short-term gains that are taxable to shareholders as ordinary income dividends) during 1996. The dividend was paid December 14, 1996, to shareholders of record on December 12, 1996. During the six month ended September 30, 1997 no income or capital gain distributions where distributed to the shareholders.

Note 5. Capital Share Transactions

As of September 30, 1997 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Transactions in capital stock were as follows:

                                          For six month
                                          Period ended                 For the year ended
                                       September 30, 1997                March 31, 1996
                                    ------------------------        ------------------------
                                     Shares          Amount          Shares         Amount
Shares sold                          91,090       $1,181,894        148,339     $1,883,314
Shares issued in
     reinvestment of dividends            0                0         56,737        730,776
Shares redeemed                     (29,882)        (379,516)       (70,700)      (921,415)
                                    --------        ---------       --------    -----------
Net increase                         61,208         $802,378         134,376    $1,692,675
                                    ========        =========       ========    ===========

Total paid in capital                            $11,470,893                   $10,668,515
                                                 ============                  ============

Note 6. Investments

For the six months ended September 30, 1997 purchases and sales of investment securities, other than short-term investments, aggregated $3,119,359 and $5,144,090 respectively. The gross unrealized appreciation for all securities totaled $1,835,143 and the gross unrealized depreciation for all securities totaled $578,648 or a net unrealized depreciation of $256,495. The aggregate cost of securities for federal income tax purposes at September 30, 1997 was $13,672,570.

Note 7. Reclassification of Capital Accounts

The Fund has adopted Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. As a result of this statement, the Fund changed the classification of distributions to shareholders to better disclose the difference between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, undistributed net investment loss and undistributed capital gains have been adjusted as of March 31, 1997 in the following amounts. These restatements did not affect net investment income, net realized gain (loss) or net assets for the six months ended September 30, 1997.

         Undistributed Net Investment Loss           Realized Capital Gains
         ---------------------------------           ----------------------
                     122,348                                 (122,348)